Cash and cash equivalents	12 Months Ended
Mar. 31, 2018
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Cash and cash equivalents

10. Cash and cash equivalents

Cash and cash equivalents as of March 31, 2016, 2017 and 2018 consists of cash and balances on deposit with banks. Cash and cash equivalents consist of the following:

	As at March 31,
	2016		2017		2018
Cash and bank balances	₹	63,518	₹	27,808	₹	23,300
Demand deposits with banks *		35,531		24,902		21,625

	₹	99,049	₹	52,710	₹	44,925

*	These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.

Demand deposits with banks include deposits in lien with banks as at March 31, 2016, 2017 and 2018 amounting to ₹3, ₹Nil and ₹Nil, respectively.

Cash and cash equivalents consist of the following for the purpose of the cash flow statement:

	As at March 31,
	2016		2017		2018
Cash and cash equivalents (as above)	₹	99,049	₹	52,710	₹	44,925
Bank overdrafts		(657)		(1,992)		(3,999)

	₹	98,392	₹	50,718	₹	40,926